Shareholder Fees (Crawford Dividend Growth Fund, Class C)	12 Months Ended
May 02, 2011
Crawford Dividend Growth Fund | Class C
Shareholder Fees
Maximum Deferred Sales Charge (Load)	1.00% [1]
Redemption Fee	none

[1]	The Fund charges this fee on Class C shares redeemed within one year of purchase.